Personnel expenses (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Personnel Expenses [Line Items]
Salaries and variable compensation	$ 10,733	$ 10,011
of which: variable compensation - financial advisors	3,029	2,744
Contractors	48	77
Social security	662	610
Post-employment benefit plans	424	477
Other personnel expenses	385	383
Total personnel expenses	$ 12,252	$ 11,559